Capital surplus (Tables)	12 Months Ended
Dec. 31, 2025
Capital surplus [Abstract]
Summary of Capital Surplus

	2023
	Share premium	Others	Total
	NT$000	NT$000	NT$000
January 1	6,043,483	12,290	6,055,773
December 31	6,043,483	12,290	6,055,773

	2024
	Share premium	Others	Total
	NT$000	NT$000	NT$000
January 1	6,043,483	12,290	6,055,773
December 31	6,043,483	12,290	6,055,773

	2025
	Share premium	Treasury shares transaction	Employee share options	Others	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	6,043,483	—	—	12,290	6,055,773
Cancellation of treasury shares	(188,782)	(36,956)	—	—	(225,738)
Share-based payments	—	—	37,342	—	37,342
Treasury shares transfer to employees	—	36,956	(37,342)	—	(386)
December 31	5,854,701	—	—	12,290	5,866,991